Biological assets (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about biological assets [line items]
Biological assets	R$ 140,997	R$ 123,116
Current	115,553	99,881
Noncurrent	25,444	23,235
Food cattle [Member]
Disclosure of detailed information about biological assets [line items]
Biological assets	9,037	13,887
Production cattle [Member]
Disclosure of detailed information about biological assets [line items]
Biological assets	25,444	23,235
Grain plantation [Member]
Disclosure of detailed information about biological assets [line items]
Biological assets	20,749	12,860
Cotton plantation [Member]
Disclosure of detailed information about biological assets [line items]
Biological assets	13,724	8,606
Sugarcane plantation [Member]
Disclosure of detailed information about biological assets [line items]
Biological assets	R$ 72,043	R$ 64,528